Segment reporting - Summarized financial information (Details) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)		Dec. 31, 2023 USD ($)
Geographical information
Number of operating segments | segment				4
Number of reportable segments | segment				4
Revenues from external customers	$ 435,377	$ 546,204	[1]	$ 853,121	$ 1,148,732	[1]
Segment Adjusted EBITDA	287,293	323,092		499,731	695,293
Finance costs	(279,156)	(1,369,052)	[1]	(1,812,744)	(1,546,019)	[1]
Depreciation and amortization	(87,166)	(116,494)		(174,732)	(235,450)
Impairment of Goodwill				(87,894)
Impairment of withholding tax receivables	(2,756)	(13,349)		(10,972)	(24,604)
Share-based payment expense	(4,885)	(3,628)		(8,066)	(6,917)
Other costs	(3,907)	(2,673)		(6,392)	(4,848)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(2,883)			(5,943)	(5,081)
Impairment of assets held for sale	(2,853)			(2,853)
Business combination costs	(148)	(27)		(380)	(1,486)
Impairment of other fixed assets	(31)			(31)
Other income		28			58
Insurance claims	30	133		40	278
Net gain (loss) on disposal of property, plant and equipment	1,919	(168)		2,292	566
Finance income	43,010	8,373	[1]	24,376	13,160	[1]
Unallocated corporate expenses	(36,445)	(38,385)		(63,724)	(75,042)
Net (impairment)/reversal of impairment of property, plant and equipment and prepaid land rent		(935)
Loss before income tax	(87,978)	(1,213,085)	[1]	(1,647,292)	(1,190,092)	[1]
Segment assets	4,540,155			4,540,155			$ 5,364,710
Segment liabilities	4,829,768			4,829,768			$ 5,017,356
Internal costs related to reorganization				1,800
Consulting fees relating to corporate structures and operating systems	2,500	1,200		4,500	2,800
Non-recurring consulting fees	1,300	1,000			1,000
Professional costs related to financing					200
Elimination of intersegment amounts
Geographical information
Revenues from external customers				0
Cost of sales
Geographical information
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(2,883)	(935)		(5,943)	(5,081)
Impairment of assets held for sale	(2,853)			(2,853)
Nigeria
Geographical information
Revenues from external customers	269,572	364,592		497,306	789,570
Segment Adjusted EBITDA	171,391	219,445		274,260	491,324
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	29,302	137,078		50,415	217,165
Segment assets	858,590	1,584,845		858,590	1,584,845
Segment liabilities	339,988	914,230		339,988	914,230
SSA
Geographical information
Revenues from external customers	108,215	123,393		239,530	245,553
Segment Adjusted EBITDA	76,456	62,933		146,108	128,417
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	31,195	25,209		38,586	52,980
Segment assets	1,361,444	1,542,837		1,361,444	1,542,837
Segment liabilities	902,002	838,874		902,002	838,874
Latam
Geographical information
Revenues from external customers	46,464	48,344		94,237	93,993
Segment Adjusted EBITDA	33,279	35,330		67,124	66,502
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	43,187	56,214		87,443	99,139
Segment assets	1,912,250	2,074,469		1,912,250	2,074,469
Segment liabilities	750,316	633,811		750,316	633,811
MENA
Geographical information
Revenues from external customers	11,126	9,875		22,048	19,616
Segment Adjusted EBITDA	6,167	5,384		12,239	9,050
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	1,672	5,485		2,496	8,812
Segment assets	174,604	178,333		174,604	178,333
Segment liabilities	$ 101,732	$ 111,541		$ 101,732	$ 111,541

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).